Income and other taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax [Abstract]
Deferred tax asset	$ (10,907)	$ (27,433)
Deferred tax liability	103,384	81,518
Total deferred tax liability (asset)	$ 92,477	$ 54,085	$ 74,072